Earnings Per Share	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

6. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for the three-months ended March 31, 2014 and 2013:

	For the three months ended March 31,

	2014	2013
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$205,462	$225,499
less:
Dividend preference on Preference shares(1)	-	26
Income available to all classes of shares	$205,462	$225,473

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,491,046	302,773,218
Preference shares outstanding(1)	-	3,973,333
Total weighted average shares outstanding	301,491,046	306,746,551
Potentially dilutive Ordinary shares	378,831	1,131,149
Potentially dilutive Preference shares(1)	-	13,681
Total weighted average Ordinary shares outstanding assuming dilution	301,869,877	303,904,367
Total weighted average Preference shares outstanding assuming dilution(1)	-	3,987,014
Basic income per Ordinary share	$0.68	$0.74
Fully diluted income per Ordinary share	0.68	0.73

(1) As of the preference share conversion on June 28th, 2013, the Company no longer has two classes of shares outstanding.